Financial Liabilities (Non-Current and Current) - Summary of Bonds Issued (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 EUR (€)
Disclosure of financial liabilities [line items]
Amount	€ 19,021.0			€ 19,775.0
Nominal repayment amount	21,021.0			€ 21,775.0
Market value	20,894.0
TIM S.p.A [member]
Disclosure of financial liabilities [line items]
Nominal repayment amount	15,849.0
Market value	15,690.0
TIM S.p.A [member] | Bonds with 5.375% interest maturing January 29, 2019 [member]
Disclosure of financial liabilities [line items]
Amount	832.4
Nominal repayment amount	€ 832.4
Coupon	5.375%
Issue date	Jan. 29, 2004
Maturity date	Jan. 29, 2019
Issue price	99.07%
Market price	100.486%
Market value	€ 836.0
TIM S.p.A [member] | Bonds with 6.375% interest maturing June 24, 2019 [member]
Disclosure of financial liabilities [line items]
Amount | £			£ 850.0
Nominal repayment amount	€ 950.2
Coupon	6.375%
Issue date	Jun. 24, 2004
Maturity date	Jun. 24, 2019
Issue price	98.85%
Market price	101.761%
Market value	€ 967.0
TIM S.p.A [member] | Bonds with 4.000% interest maturing January 21, 2020 [member]
Disclosure of financial liabilities [line items]
Amount	719.4
Nominal repayment amount	€ 719.4
Coupon	4.00%
Issue date	Dec. 21, 2012
Maturity date	Jan. 21, 2020
Issue price	99.184%
Market price	103.331%
Market value	€ 743.0
TIM S.p.A [member] | Bonds with 4.875% interest maturing September 25, 2020 [member]
Disclosure of financial liabilities [line items]
Amount	547.5
Nominal repayment amount	€ 547.5
Coupon	4.875%
Issue date	Sep. 25, 2013
Maturity date	Sep. 25, 2020
Issue price	98.966%
Market price	106.29%
Market value	€ 582.0
TIM S.p.A [member] | Bonds with 4.500% interest maturing January 25, 2021 [member]
Disclosure of financial liabilities [line items]
Amount	563.6
Nominal repayment amount	€ 563.6
Coupon	4.50%
Issue date	Jan. 23, 2014
Maturity date	Jan. 25, 2021
Issue price	99.447%
Market price	105.849%
Market value	€ 597.0
TIM S.p.A [member] | Bonds with 6 Month Euribor interest maturing January 1, 2022 [member]
Disclosure of financial liabilities [line items]
Amount	202.7
Nominal repayment amount	€ 202.7
Coupon	365.00%
Issue date	Jan. 01, 2002
Maturity date	Jan. 01, 2022
Issue price	100.00%
Market price	100.00%
Market value	€ 203.0
TIM S.p.A [member] | Bonds with 5.250% interest maturing February 10, 2022 [member]
Disclosure of financial liabilities [line items]
Amount	883.9
Nominal repayment amount	€ 883.9
Coupon	5.25%
Issue date	Oct. 02, 2010
Maturity date	Feb. 10, 2022
Issue price	99.295%
Market price	108.43%
Market value	€ 958.0
TIM S.p.A [member] | Bonds with 1.125% interest maturing March 26, 2022 [member]
Disclosure of financial liabilities [line items]
Amount	2,000.0
Nominal repayment amount	€ 2,000.0
Coupon	1.125%
Issue date	Mar. 26, 2015
Maturity date	Mar. 26, 2022
Issue price	100.00%
Market price	99.934%
Market value	€ 1,879.0
TIM S.p.A [member] | Bonds with 5.875% interest maturing May 19, 2023 [member]
Disclosure of financial liabilities [line items]
Amount | £			£ 375.0
Nominal repayment amount	€ 419.2
Coupon	5.875%
Issue date	May 19, 2006
Maturity date	May 19, 2023
Issue price	99.622%
Market price	104518.00%
Market value	€ 438.0
TIM S.p.A [member] | Bonds with 3.250% interest maturing January 16, 2023 [member]
Disclosure of financial liabilities [line items]
Amount	1,000.0
Nominal repayment amount	€ 1,000.0
Coupon	3.25%
Issue date	Jan. 16, 2015
Maturity date	Jan. 16, 2023
Issue price	99.446%
Market price	102.01%
Market value	€ 1,020.0
TIM S.p.A [member] | Bonds with 2.500% interest maturing July 19, 2023 [member]
Disclosure of financial liabilities [line items]
Amount	1,000.0
Nominal repayment amount	€ 1,000.0
Coupon	2.50%
Issue date	Jan. 19, 2017
Maturity date	Jul. 19, 2023
Issue price	99.288%
Market price	98.417%
Market value	€ 984.0
TIM S.p.A [member] | Bonds with 3.625% interest maturing January 19, 2024 [member]
Disclosure of financial liabilities [line items]
Amount	750.0
Nominal repayment amount	€ 750.0
Coupon	3.625%
Issue date	Jan. 20, 2016
Maturity date	Jan. 19, 2024
Issue price	99.632%
Market price	103.328%
Market value	€ 775.0
TIM S.p.A [member] | Bonds with 5.303% interest maturing May 30, 2024 [member]
Disclosure of financial liabilities [line items]
Amount | $		$ 1,500.0
Nominal repayment amount	€ 1,310.0
Coupon	5.303%
Issue date	May 30, 2014
Maturity date	May 30, 2024
Issue price	100.00%
Market price	95.53%
Market value	€ 1,251.0
TIM S.p.A [member] | Bonds with 3.000% interest maturing September 30, 2025 [member]
Disclosure of financial liabilities [line items]
Amount	1,000.0
Nominal repayment amount	€ 1,000.0
Coupon	3.00%
Issue date	Sep. 30, 2016
Maturity date	9/30/25
Issue price	99.806%
Market price	97.468%
Market value	€ 975.0
TIM S.p.A [member] | Bonds with 2.875% interest maturing January 28, 2026 [member]
Disclosure of financial liabilities [line items]
Amount	750.0
Nominal repayment amount	€ 750.0
Coupon	2.875%
Issue date	Jun. 28, 2018
Maturity date	Jan. 28, 2026
Issue price	100.00%
Market price	95.218%
Market value	€ 714.0
TIM S.p.A [member] | Bonds with 3.625% interest maturing May 25, 2026 [member]
Disclosure of financial liabilities [line items]
Amount	1,000.0
Nominal repayment amount	€ 1,000.0
Coupon	3.625%
Issue date	May 25, 2016
Maturity date	May 25, 2026
Issue price	100.00%
Market price	99.952%
Market value	€ 1,000.0
TIM S.p.A [member] | Bonds with 2.375% interest maturing October 12, 2027 [member]
Disclosure of financial liabilities [line items]
Amount	1,250.0
Nominal repayment amount	€ 1,250.0
Coupon	2.375%
Issue date	Oct. 12, 2017
Maturity date	Oct. 12, 2027
Issue price	99.185%
Market price	89.357%
Market value	€ 1,117.0
TIM S.p.A [member] | Bonds with 5.250% interest maturing March 17, 2055 [member]
Disclosure of financial liabilities [line items]
Amount	670.0
Nominal repayment amount	€ 670.0
Coupon	5.25%
Issue date	Mar. 17, 2005
Maturity date	Mar. 17, 2055
Issue price	99.667%
Market price	97.104%
Market value	€ 651.0
Telecom Italia Finance S.A. [member]
Disclosure of financial liabilities [line items]
Nominal repayment amount	1,015.0
Market value	1,273.0
Telecom Italia Finance S.A. [member] | Bonds with 7.750% interest maturing January 24, 2033 [member]
Disclosure of financial liabilities [line items]
Amount	1,015.0
Nominal repayment amount	€ 1,015.0
Coupon	7.75%
Issue date	Jan. 24, 2003
Maturity date	Jan. 24, 2033
Issue price	109.646%
Market price	125.429%
Market value	€ 1,273.0
Telecom Italia Capital S.A. [member]
Disclosure of financial liabilities [line items]
Nominal repayment amount	4,157.0
Market value	3,931.0
Telecom Italia Capital S.A. [member] | Bonds with 7.175% interest maturing June 18, 2019 [member]
Disclosure of financial liabilities [line items]
Amount | $		759.7
Nominal repayment amount	€ 663.4
Coupon	7.175%
Issue date	Jun. 18, 2009
Maturity date	Jun. 18, 2019
Issue price	100.00%
Market price	101.358%
Market value	€ 672.0
Telecom Italia Capital S.A. [member] | Bonds with 6.375% interest maturing November 15, 2033 [member]
Disclosure of financial liabilities [line items]
Amount | $		1,000.0
Nominal repayment amount	€ 873.4
Coupon	6.375%
Issue date	Oct. 29, 2003
Maturity date	Nov. 15, 2033
Issue price	99.558%
Market price	90.113%
Market value	€ 787.0
Telecom Italia Capital S.A. [member] | Bonds with 6.000% interest maturing September 30, 2034 [member]
Disclosure of financial liabilities [line items]
Amount | $		1,000.0
Nominal repayment amount	€ 873.4
Coupon	6.00%
Issue date	Oct. 06, 2004
Maturity date	Sep. 30, 2034
Issue price	99.081%
Market price	87.489%
Market value	€ 764.0
Telecom Italia Capital S.A. [member] | Bonds with 7.200% interest maturing July 18, 2036 [member]
Disclosure of financial liabilities [line items]
Amount | $		1,000.0
Nominal repayment amount	€ 873.4
Coupon	7.20%
Issue date	Jul. 18, 2006
Maturity date	Jul. 18, 2036
Issue price	99.44%
Market price	96.061%
Market value	€ 839.0
Telecom Italia Capital S.A. [member] | Bonds with 7.721% interest maturing June 04, 2038 [member]
Disclosure of financial liabilities [line items]
Amount | $		$ 1,000.0
Nominal repayment amount	€ 873.4
Coupon	7.721%
Issue date	Jun. 04, 2008
Maturity date	Jun. 04, 2038
Issue price	100.00%
Market price	99.471%
Market value	€ 869.0